Consolidated Statements of Partners' Capital (USD $) In Thousands	Total	AIMCO PROPERTIES, L.P	AIMCO PROPERTIES, L.P Preferred Units	AIMCO PROPERTIES, L.P General Partner and Special Limited Partner	AIMCO PROPERTIES, L.P Limited Partners	AIMCO PROPERTIES, L.P Partners’ Capital Attributable to the Partnership	AIMCO PROPERTIES, L.P Non - controlling Interests
Partners' Capital at Dec. 31, 2009		$ 1,551,074	$ 660,500	$ 596,497	$ (22,100)	$ 1,234,897	$ 316,177
Issuance of preferred units to Aimco		94,755	98,101	(3,346)		94,755
Redemption of preferred units held by Aimco		(98,000)	(101,000)	3,000		(98,000)
Issuance of common partnership units to Aimco		14,046		14,046		14,046
Common units issued in exchange for noncontrolling interests in consolidated real estate partnerships		6,854			6,854	6,854
Redemption of partnership units held by non-Aimco partners		(3,571)			(3,571)	(3,571)
Contribution from Aimco related to employee stock purchases and related amounts, net		2,753		2,753		2,753
Amortization of Aimco stock-based compensation		8,182		8,182		8,182
Contributions from noncontrolling interests	7,422	7,422					7,422
Adjustment to noncontrolling interests from consolidation of entities		6,324					6,324
Adjustment to noncontrolling interests related to revision of investment balances		(38,718)					(38,718)
Effect of changes in ownership for consolidated entities		(21,858)		(27,391)		(27,391)	5,533
Cumulative effect of a change in accounting principle	23,155	23,155		(27,724)	104	(27,620)	50,775
Change in accumulated other comprehensive loss	(1,105)	(1,105)		(938)		(938)	(167)
Other, net		1,404		(472)		(472)	1,876
Net loss		(93,729)		(71,428)	(9,000)	(80,428)	(13,301)
Distributions to noncontrolling interests	(47,827)	(44,463)					(44,463)
Distributions to common unitholders		(38,444)		(35,080)	(3,364)	(38,444)
Distributions to preferred unitholders		(52,079)		(52,079)		(52,079)
Partners' Capital at Dec. 31, 2010		1,324,002	657,601	406,020	(31,077)	1,032,544	291,458
Issuance of preferred units to Aimco		19,990	21,075	(1,085)		19,990
Redemption of preferred units held by Aimco		(16,366)	(21,562)	5,196		(16,366)
Issuance of common partnership units to Aimco		71,942		71,942		71,942
Redemption of partnership units held by non-Aimco partners		(6,059)			(6,059)	(6,059)
Contribution from Aimco related to employee stock purchases and related amounts, net		2,107		2,107		2,107
Amortization of Aimco stock-based compensation		5,883		5,883		5,883
Contributions from noncontrolling interests	12,358	12,358					12,358
Effect of changes in ownership for consolidated entities		(22,298)		(52,059)	15,799	(36,260)	13,962
Change in accumulated other comprehensive loss	(5,727)	(5,727)		(4,784)	(503)	(5,287)	(440)
Other, net		(15)			(63)	(63)	48
Net loss		(63,548)		(56,137)	(7,154)	(63,291)	(257)
Distributions to noncontrolling interests	(51,727)	(46,463)					(46,463)
Distributions to common unitholders		(81,376)		(76,112)	(5,264)	(81,376)
Distributions to preferred unitholders		(49,756)		(49,756)		(49,756)
Partners' Capital at Dec. 31, 2011		1,144,674	657,114	251,215	(34,321)	874,008	270,666
Issuance of preferred units to Aimco		9,818	10,039	(221)		9,818
Redemption of preferred units held by Aimco		(600,938)	(599,039)	(1,899)		(600,938)
Issuance of common partnership units to Aimco		594,379		594,379		594,379
Redemption of partnership units held by non-Aimco partners		(11,079)			(11,079)	(11,079)
Amortization of Aimco stock-based compensation		5,223		5,223		5,223
Issuance of common partnership units to Aimco in connection with exercise of Aimco stock options	48,907	48,907		48,907		48,907
Contributions from noncontrolling interests	2,928	2,928					2,928
Effect of changes in ownership for consolidated entities		(53,240)		(54,799)	10,022	(44,777)	(8,463)
Change in accumulated other comprehensive loss	3,433	3,433		3,318	199	3,517	(84)
Other, net		4,547		2	4,545	4,547
Net loss		188,865		132,456	5,191	137,647	51,218
Distributions to noncontrolling interests	(51,353)	(45,200)			0	0	(45,200)
Distributions to common unitholders		(110,159)		(104,006)	(6,153)	(110,159)
Distributions to preferred unitholders		(27,264)		(27,264)		(27,264)
Partners' Capital at Dec. 31, 2012		$ 1,154,894	$ 68,114	$ 847,311	$ (31,596)	$ 883,829	$ 271,065